Share Capital and Capital Surplus (Deficit) and Others - Details of Shares Outstanding (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Issued shares	80,745,711	80,745,711	80,745,711
Treasury shares	10,136,551	10,136,551
Outstanding shares	70,609,160	70,609,160